Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Account Receivable
Accounts receivable, gross	$ 57,978	$ 46,743
Allowance for credit losses	(25)	(95)
Accounts receivable, net	$ 57,953	$ 46,648